TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Receivables (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables
Total receivables	₺ 2,373,275	₺ 1,094,456
Average number of days for collection	38 days	46 days
Number of days for collection of credit card receivables when commissions are paid to bank	17 days	4 days
Average maturity of outstanding BNPL receivables	88 days	110 days
Cost
Receivables
Trade receivables	₺ 326,705	₺ 457,807
Credit card receivables	963,123	326,685
Buy now pay later ("BNPL") receivables	939,535	213,600
Receivables from suppliers	206,022	138,576
Accumulated impairment
Receivables
Buy now pay later ("BNPL") receivables	(31,806)	(8,428)
Total receivables	₺ (62,110)	₺ (42,212)